Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 538,275	$ 538,770	$ 554,613
Tax free income [N]	(39,441)	(64,141)	(90,943)
Tax rate differentials	148,294	132,977	137,527
Non-deductible expenses	25,161	20,564	19,961
Taxes for prior year	(25,247)	(6,389)	22,420
Change in valuation allowance	6,284	3,154	(19,680)
Noncontrolling partnership interests [N]	(81,594)	(55,023)	(49,081)
Other	17,342	26,969	32,452
Tax portion of income from at equity investments	(5,476)	(4,869)	(2,133)
Income tax expense	$ 583,598	$ 592,012	$ 605,136
Effective tax rate	31.65868%	32.04161%	31.31991%